STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Compensation cost recognized	$ 26,333,249
Performance Based R S Us [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted awards shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value
Compensation cost recognized	$ 25,233,487
Unrecognized compensation cost	$ 7,104,643
Weighted average period	1 year 2 months 12 days
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost	$ 86,164,020
Weighted average period	9 years 10 months 24 days
Twenty Twenty Four Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted awards shares	40,000,000
Twenty Twenty Four Plan [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	19,348,954
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.51
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value	$ 87,263,783
Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted awards shares	20,651,046